Schedule of components of lease expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease expenses	$ 39,040	$ 76,632	$ 44,288
Lease expenses – short-term	84,801	50,843	47,375
Total lease expenses	$ 123,841	$ 127,475	$ 91,663